REPORTING SEGMENT AND OTHER OPERATIONS DATA	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
REPORTING SEGMENT AND OTHER OPERATIONS DATA
17. REPORTING SEGMENT AND OTHER OPERATIONS DATA

The Company organizes its businesses based on a combination of factors, including its products and its regulatory environment. As a result, the Company manages its businesses through the following reporting segments and other operations: the Natural Gas Distribution segment consists of regulated energy and off-system, capacity and storage management operations; the Clean Energy Ventures segment consists of capital investments in clean energy projects; the Energy Services segment consists of unregulated wholesale and retail energy operations; the Storage and Transportation segment consists of the Company’s investments in natural gas storage and transportation facilities; the Home Services and Other operations consist of heating, cooling and water appliance sales, installations and services, other investments and general corporate activities.

Information related to the Company’s various reporting segments and other operations is detailed below:

(Thousands)
Fiscal Years Ended September 30,	2020	2019	2018
Operating revenues
Natural Gas Distribution
External customers	$729,923	$710,793	$731,865
Clean Energy Ventures
External customers	102,617	98,099	71,375
Energy Services
External customers (1)	1,029,303	1,734,553	2,064,477
Intercompany	1,116	8,238	48,327
Storage and Transportation
External customers (1)	42,015	—	—
Intercompany	2,713	—	—
Subtotal	1,907,687	2,551,683	2,916,044
Home Services and Other
External customers	49,810	48,600	47,392
Intercompany	1,207	2,302	2,665
Eliminations	(5,036)	(10,540)	(50,992)
Total	$1,953,668	$2,592,045	$2,915,109
Depreciation and amortization
Natural Gas Distribution	$71,883	$57,980	$53,208
Clean Energy Ventures	25,329	22,376	22,747
Energy Services (2)	123	118	76
Storage and Transportation	9,293	6	6
Subtotal	106,628	80,480	76,037
Home Services and Other	1,032	914	780
Eliminations	(292)	(285)	(246)
Total	$107,368	$81,109	$76,571
Interest income (3)
Natural Gas Distribution	$538	$994	$614
Clean Energy Ventures	240	—	—
Energy Services	99	78	240
Storage and Transportation	3,510	4,000	3,374
Subtotal	4,387	5,072	4,228
Home Services and Other	8,633	1,942	1,476
Eliminations	(10,061)	(5,391)	(5,090)
Total	$2,959	$1,623	$614
(1)Includes sales to Canada for the Energy Services segment, which are immaterial.
(2)The amortization of acquired wholesale energy contracts is excluded above and is included in natural gas purchases - nonutility on the Consolidated Statements of Operations.
(3)Included in other income, net on the Consolidated Statements of Operations.

(Thousands)
Fiscal Years Ended September 30,	2020	2019	2018
Interest expense, net of capitalized interest
Natural Gas Distribution	$30,975	$26,134	$25,299
Clean Energy Ventures	20,253	14,846	18,320
Energy Services	3,276	5,205	3,945
Storage and Transportation	13,124	2,185	1,667
Subtotal	67,628	48,370	49,231
Home Services and Other	10,327	1,535	7
Eliminations	(10,358)	(2,823)	(2,952)
Total	$67,597	$47,082	$46,286
Income tax provision (benefit)
Natural Gas Distribution	$27,021	$9,434	$(1,910)
Clean Energy Ventures	11,034	7,270	(68,379)
Energy Services	(3,615)	(1,573)	24,996
Storage and Transportation	4,247	2,254	(8,548)
Subtotal	38,687	17,385	(53,841)
Home Services and Other	(2,478)	1,428	11,944
Eliminations	285	(373)	(335)
Total	$36,494	$18,440	$(42,232)
Equity in earnings of affiliates
Storage and Transportation	$15,903	$15,832	$16,165
Eliminations	(1,592)	(2,204)	(3,157)
Total	$14,311	$13,628	$13,008
Net financial earnings (loss)
Natural Gas Distribution	$126,902	$78,062	$84,048
Clean Energy Ventures	22,111	31,903	73,426
Energy Services	(7,873)	2,918	60,378
Storage and Transportation	18,311	14,689	24,367
Subtotal	159,451	127,572	242,219
Home Services and Other	5,784	1,911	(3,829)
Eliminations	98	(93)	(327)
Total	$165,333	$129,390	$238,063
Capital expenditures
Natural Gas Distribution	$290,040	$345,004	$254,523
Clean Energy Ventures	133,841	157,828	123,421
Storage and Transportation	20,998	20,616	5,431
Subtotal	444,879	523,448	383,375
Home Services and Other	3,230	2,484	1,213
Total	$448,109	$525,932	$384,588
Investments in equity investees
Storage and Transportation	$2,117	$4,102	$16,151
Total	$2,117	$4,102	$16,151
The Chief Executive Officer, who uses NFE as a measure of profit or loss in measuring the results of the Company’s reporting segments and operations, is the chief operating decision maker of the Company. A reconciliation of consolidated NFE to consolidated net income is as follows:

(Thousands)	2020	2019	2018
Consolidated net financial earnings	$165,333	$129,390	$238,063
Less:
Unrealized (gain) loss on derivative instruments and related transactions	(9,644)	2,881	26,770
Tax effect	2,296	(711)	(4,512)
Effects of economic hedging related to natural gas inventory	12,690	4,309	(22,570)
Tax effect	(3,016)	(1,024)	7,362
Consolidated net income	$163,007	$123,935	$231,013

The Company uses derivative instruments as economic hedges of purchases and sales of physical natural gas inventory. For GAAP purposes, these derivatives are recorded at fair value and related changes in fair value are included in reported earnings. Revenues and cost of natural gas related to physical natural gas flow are recognized when the natural gas is delivered to customers. Consequently, there is a mismatch in the timing of earnings recognition between the economic hedges and physical natural gas flows. Timing differences occur in two ways:

•Unrealized gains and losses on derivatives are recognized in reported earnings in periods prior to physical natural gas inventory flows; and

•Unrealized gains and losses of prior periods are reclassified as realized gains and losses when derivatives are settled in the same period as physical natural gas inventory movements occur.

NFE is a measure of the earnings based on eliminating these timing differences, to effectively match the earnings effects of the economic hedges with the physical sale of natural gas, SRECs and foreign currency contracts. Consequently, to reconcile between net income and NFE, current-period unrealized gains and losses on the derivatives are excluded from NFE as a reconciling item. Additionally, realized derivative gains and losses are also included in current-period net income. However, NFE includes only realized gains and losses related to natural gas sold out of inventory, effectively matching the full earnings effects of the derivatives with realized margins on physical natural gas flows. Included in the tax effects are current and deferred income tax expense corresponding with the non-GAAP measure. Also included in the tax effects during fiscal 2018, are the impacts of the Tax Act and resulting revaluation of the deferred income taxes that arose from derivative and hedging activity as measured under NFE. The revaluation caused the effective tax rate on reconciling items to differ from the statutory rate in effect for the year. The Company also calculates a quarterly tax adjustment based on an estimated annual effective tax rate for NFE purposes.

The Company’s assets for the various reporting segments and business operations are detailed below:

(Thousands)	2020	2019	2018
Assets at end of period:
Natural Gas Distribution	$3,531,477	$3,064,309	$2,663,054
Clean Energy Ventures (1)	814,277	694,439	740,704
Energy Services	244,836	290,847	396,852
Storage and Transportation	844,799	240,955	242,069
Subtotal	5,435,389	4,290,550	4,042,679
Home Services and Other	138,375	104,411	114,732
Intercompany assets (2)	(257,287)	(237,019)	(171,107)
Total	$5,316,477	$4,157,942	$3,986,304
(1)Includes assets held for sale of $206.9 million for September 30, 2018.
(2)Consists of transactions between subsidiaries that are eliminated and reclassified in consolidation.